Government Grants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Government Grants [Abstract]
Multi-marker test	$ 168,161
Antibody-based pathogens		$ 254,796